Acquisitions (Tables)	6 Months Ended
Jul. 31, 2025
Acquisitions
Schedule of preliminary purchase price allocation for businesses acquired

	3GTMS	Package-	Total
		Route
Purchase price consideration:
Cash, net of cash acquired related to 3GTMS ($773) and PackageRoute ($191)	112,714	1,890	114,604
Consideration payable	5	—	5
Net working capital adjustments (receivable) / payable	(123)	(1)	(124)
	112,596	1,889	114,485
Allocated to:
Current assets, excluding cash acquired	3,773	6	3,779
Deferred income tax asset	9,380	—	9,380
Other long-term assets	686	—	686
Current liabilities	(2,727)	(49)	(2,776)
Deferred revenue	(6,811)	(68)	(6,879)
Net tangible assets (liabilities) assumed	4,301	(111)	4,190

Finite life intangible assets acquired:
Customer agreements and relationships	29,000	2,000	31,000
Existing technology	30,700	—	30,700
Trade names	350	—	350
Goodwill	48,245	—	48,245
	112,596	1,889	114,485

Schedule of acquired intangible assets are being amortized over their estimated useful lives

	3GTMS	Package-
Route
Customer agreements and relationships	10-13 years	13 years
Existing technology	6 years	N/A
Trade names	3 years	N/A

Schedule of business acquisition on pro forma information

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2025	2024	2025	2024

Revenue	180,043	177,501	352,957	347,966
Net income	38,026	34,173	74,040	67,421
Earnings per share
Basic	0.44	0.40	0.86	0.79
Diluted	0.43	0.39	0.85	0.77